RELATED PARTIES - Schedule of balances in relation to transactions with related parties (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 12, 2025	Dec. 10, 2025	Aug. 26, 2025	Dec. 31, 2024
ANTA Sports and subsidiaries
Disclosure of transactions between related parties [line items]
Amount payables to related parties		$ 147.0	$ 7.6	$ 0.5
ANTA Sports and subsidiaries | Current payables
Disclosure of transactions between related parties [line items]
Amount payables to related parties	$ 17.9				$ 11.3
ANTA Sports and subsidiaries | Current receivables
Disclosure of transactions between related parties [line items]
Accounts receivables to related parties	7.6				10.4
Key management personnel | Provisions short and long-term incentive
Disclosure of transactions between related parties [line items]
Amount payables to related parties	12.6				7.9
Key management personnel | Other short-term benefit liabilities
Disclosure of transactions between related parties [line items]
Amount payables to related parties	2.1				0.8
Entity controlled by a member of the board of directors of Amer Sports, Inc. | Right-of-use asset / Lease liability
Disclosure of transactions between related parties [line items]
Amount payables to related parties	$ 0.7				$ 0.8